BALANCE SHEET VALUES OF FINANCIAL ASSETS AND LIABILITIES BY MEASUREMENT CATEGORIES - Measurement categories (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	$ 127.5	$ 118.0
FINANCIAL LIABILITIES	611.3	507.8
Amortized cost | Non-current borrowings
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES	790.8	5,940.4
Amortized cost | Non-current lease liabilities
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES	439.0	250.4
Amortized cost | Other non-current liabilities
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES	13.6	27.6
Amortized cost | Current other borrowings
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES	136.5	381.0
Amortized cost | Current lease liabilities
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES	116.9	89.4
Amortized cost | Accounts payable
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES	549.0	426.5
Amortized cost | Other current liabilities
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES	611.3	507.8
Fair Value through OCI | Foreign exchange derivatives - used in hedge accounting
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES	0.6	1.8
Fair Value through OCI | Cross Currency Swaps - used in hedge accounting
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES	1.2
Fair Value through OCI | Foreign exchange derivatives - not used in hedge accounting
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES	14.3	21.2
Fair Value through OCI | Interest rate derivatives - used in hedge accounting
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES		0.4
Fair value through profit or loss | Foreign exchange derivatives - not used in hedge accounting
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES	8.0	9.6
Fair Value | Amortized cost | Non-current borrowings
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES	809.0
Fair Value | Fair Value through OCI | Foreign exchange derivatives - used in hedge accounting
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES	0.6	1.8
Fair Value | Fair Value through OCI | Cross Currency Swaps - used in hedge accounting
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES	1.2
Fair Value | Fair Value through OCI | Foreign exchange derivatives - not used in hedge accounting
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES	14.3	21.2
Fair Value | Fair Value through OCI | Interest rate derivatives - used in hedge accounting
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES		0.4
Fair Value | Fair value through profit or loss | Foreign exchange derivatives - not used in hedge accounting
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES	8.0	9.6
Fair Value | Level 1
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	0.0	0.0
FINANCIAL LIABILITIES	0.0	0.0
Fair Value | Level 2
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	46.7	16.5
FINANCIAL LIABILITIES	833.1	33.0
Fair Value | Level 2 | Amortized cost | Non-current borrowings
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES	809.0
Fair Value | Level 2 | Fair Value through OCI | Foreign exchange derivatives - used in hedge accounting
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES	0.6	1.8
Fair Value | Level 2 | Fair Value through OCI | Cross Currency Swaps - used in hedge accounting
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES	1.2
Fair Value | Level 2 | Fair Value through OCI | Foreign exchange derivatives - not used in hedge accounting
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES	14.3	21.2
Fair Value | Level 2 | Fair Value through OCI | Interest rate derivatives - used in hedge accounting
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES		0.4
Fair Value | Level 2 | Fair value through profit or loss | Foreign exchange derivatives - not used in hedge accounting
Disclosure of detailed information about financial instruments [line items]
FINANCIAL LIABILITIES	8.0	9.6
Fair Value | Level 3
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	60.0	18.6
FINANCIAL LIABILITIES	0.0	0.0
Amortized cost | Other non-current financial assets
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	47.1	70.2
Amortized cost | Promissory notes | Fair Value
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	4.2
Amortized cost | Promissory notes | Fair Value | Level 3
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	4.2
Amortized cost | Hold-to-collect accounts receivable
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	570.9	597.2
Amortized cost | Other non-interest yielding receivables
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	127.5	118.0
Amortized cost | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	345.4	483.4
Fair Value through OCI | Other non-current financial assets
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	12.6	9.2
Fair Value through OCI | Other non-current financial assets | Fair Value
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	12.6	9.2
Fair Value through OCI | Other non-current financial assets | Fair Value | Level 3
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	12.6	9.2
Fair Value through OCI | Foreign exchange derivatives - used in hedge accounting
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	2.2
Fair Value through OCI | Foreign exchange derivatives - used in hedge accounting | Fair Value
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	2.2
Fair Value through OCI | Foreign exchange derivatives - used in hedge accounting | Fair Value | Level 2
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	2.2
Fair Value through OCI | Available for sale factoring receivables
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	36.2	2.6
Fair Value through OCI | Available for sale factoring receivables | Fair Value
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	36.2	2.6
Fair Value through OCI | Available for sale factoring receivables | Fair Value | Level 3
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	36.2	2.6
Fair Value through OCI | Promissory notes
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	7.0	6.8
Fair Value through OCI | Promissory notes | Fair Value
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	7.0	6.8
Fair Value through OCI | Promissory notes | Fair Value | Level 3
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	7.0	6.8
Fair Value through OCI | Foreign exchange derivatives - not used in hedge accounting
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	38.9	8.5
Fair Value through OCI | Foreign exchange derivatives - not used in hedge accounting | Fair Value
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	38.9	8.5
Fair Value through OCI | Foreign exchange derivatives - not used in hedge accounting | Fair Value | Level 2
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	38.9	8.5
Fair Value through OCI | Interest rate derivatives - used in hedge accounting
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS		0.8
Fair Value through OCI | Interest rate derivatives - used in hedge accounting | Fair Value
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS		0.8
Fair Value through OCI | Interest rate derivatives - used in hedge accounting | Fair Value | Level 2
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS		0.8
Fair value through profit or loss | Interest rate derivatives - not used in hedge accounting
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS		3.3
Fair value through profit or loss | Interest rate derivatives - not used in hedge accounting | Fair Value
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS		3.3
Fair value through profit or loss | Interest rate derivatives - not used in hedge accounting | Fair Value | Level 2
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS		3.3
Fair value through profit or loss | Foreign exchange derivatives - not used in hedge accounting
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	5.6	3.9
Fair value through profit or loss | Foreign exchange derivatives - not used in hedge accounting | Fair Value
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	5.6	3.9
Fair value through profit or loss | Foreign exchange derivatives - not used in hedge accounting | Fair Value | Level 2
Disclosure of detailed information about financial instruments [line items]
FINANCIAL ASSETS	$ 5.6	$ 3.9